STATEMENTS OF CONSOLIDATED CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (18,044)	$ (3,720)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	38	25
Capital loss in respect to property and equipment		5
Stock-based compensation warrants, RSs and RSUs	4,385	365
Issuance of Common Stock to finder upon the conversion of Convertible Notes	18
Amortization of beneficial conversion feature and debt issuance costs related to Convertible Notes	1,046	1,050
Issuance cost related to liability warrants	457
Adjustment of liability warrants	2,434
Revaluation of warrants to purchase Common Stock	2,978
Imputed interest on Convertible Notes, loans from related parties and others	33	299
Waiver of salary by the Company's officer		304
Change in:
Other accounts receivables and prepaid expenses	(31)	(67)
Trade payables	141	404
Other accounts payable	(574)	291
Deferred IPO costs that was aborted		352
Net cash used in operating activities	(7,119)	(692)
Cash flows from investing activities
Increase in restricted cash	(6)
Investment in marketable securities	(2,000)
Proceeds from redemption of marketable securities	1,396
Selling of property and equipment		12
Purchase of property and equipment	(244)	2
Purchase price that has been paid upon the reverse merger	(295)
Net cash (used in) provided by investing activities	(1,149)	14
Cash flows from financing activities
Proceeds from issuance of units consisting of Common Stock and warrants, net of issuance costs	9,889
Proceeds from loan from related parties and others	57	340
Maturity of loan and interest from related parties and others	(418)
Proceeds from bank loan		467
Repayment of bank loan	(42)	(431)
Treasury shares	(25)
Proceeds from issuance of Convertible Note		184
Deferred private placement costs that were paid		(4)
Exercise of options	1
Net cash provided by financing activities	9,462	556
Increase (decrease) in cash and cash equivalents	1,194	(122)
Cash and cash equivalents at the beginning of the year	7	129
Cash and cash equivalents at the end of the year	1,201	7
Supplemental disclosure of non-cash financing activities:
Conversion of Convertible Notes into Common Stock	3,955
Capitalization of deferred private placement costs		$ 86